First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.1%
	Broadline Retail — 0.2%
31	MercadoLibre, Inc. (b)	$50,234
	Capital Markets — 33.0%
1,056	BlackRock, Inc.	793,299
45,794	Coinbase Global, Inc., Class A (b)	5,711,428
241,311	Galaxy Digital Holdings Ltd. (CAD) (b)	1,472,460
477	Interactive Brokers Group, Inc., Class A	37,130
5,292	Robinhood Markets, Inc., Class A (b)	46,569
		8,060,886
	Financial Services — 4.3%
12,667	Block, Inc. (b)	803,468
113	Mastercard, Inc., Class A	46,763
730	PayPal Holdings, Inc. (b)	42,055
665	Visa, Inc., Class A	170,692
		1,062,978
	Interactive Media & Services — 8.6%
7,779	Alphabet, Inc., Class C (b)	1,041,764
3,253	Meta Platforms, Inc., Class A (b)	1,064,219
		2,105,983
	IT Services — 0.2%
667	Shopify, Inc., Class A (b)	48,571
	Semiconductors & Semiconductor Equipment — 6.1%
1,915	Advanced Micro Devices, Inc. (b)	232,021
220	Analog Devices, Inc.	40,344
66	ASML Holding N.V.	45,128
482	Microchip Technology, Inc.	40,218
2,209	NVIDIA Corp.	1,033,149
467	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,444
298	Texas Instruments, Inc.	45,508
		1,481,812
	Software — 47.6%
48,049	Bitdeer Technologies Group, Class A (b)	216,221
312,896	Cipher Mining, Inc. (b)	866,722
179,657	Cleanspark, Inc. (b)	1,121,060
595,985	Hut 8 Mining Corp. (b)	1,132,371
84,931	Iris Energy Ltd. (b)	419,134
90,837	Marathon Digital Holdings, Inc. (b)	1,087,319
2,853	Microsoft Corp.	1,081,030
Shares	Description	Value

	Software (Continued)
9,262	MicroStrategy, Inc., Class A (b)	$4,615,255
86,271	Riot Platforms, Inc. (b)	1,082,701
		11,621,813
	Specialty Retail — 0.1%
1,779	Beyond, Inc. (b)	34,192
	Total Common Stocks	24,466,469
	(Cost $27,544,297)
MONEY MARKET FUNDS — 0.1%
10,278	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	10,278
	(Cost $10,278)

	Total Investments — 100.2%	24,476,747
	(Cost $27,554,575)
	Net Other Assets and Liabilities — (0.2)%	(43,979)
	Net Assets — 100.0%	$24,432,768

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Country Allocation†	% of Net Assets
United States	86.4%
Cayman Islands	6.9
Canada	4.8
Australia	1.7
Taiwan	0.2
Netherlands	0.2
Total Investments	100.2
Net Other Assets and Liabilities	(0.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows:

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,466,469	$ 24,466,469	$ —	$ —
Money Market Funds	10,278	10,278	—	—
Total Investments	$24,476,747	$24,476,747	$—	$—

*	See Portfolio of Investments for industry breakout.